Discontinued Operations (Schedule Of An Analysis Of Income From Discontinued Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Premium income	$ 653,542	$ 650,525	$ 672,350	$ 679,901	$ 653,418	$ 657,827	$ 669,569	$ 670,944	$ 2,656,318	$ 2,651,758		$ 2,610,105
Investment income	174,786	173,491	173,104	171,647	166,304	172,337	170,612	167,111	693,028	676,364		632,540
Realized investment gains (losses)	4,755	12,600	31,272	(22,723)	27,036	8,045	(5,002)	7,261	25,924	42,190		13,879
Other income									2,151	2,170		1,920
Total revenue										117,565	[1]	119,491	[1]
Policyholder benefits	435,681	438,774	454,694	464,127	436,419	433,514	454,177	468,934	1,793,276	1,793,044		1,753,329
Amortization of deferred policy acquisition costs	90,557	89,899	91,664	92,463	100,392	104,045	104,851	109,602	364,583	362,390		355,986
Other expense									201,636	176,272		170,130
Total benefits and expenses									2,653,619	2,617,062		2,571,503
Income from discontinued operations									0	29,784		18,901
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Premium income										73,675		77,094
Investment income										43,787		42,375
Realized investment gains (losses)										2,850		(12,167)
Other income										103		22
Total revenue										120,415	[1]	107,324	[1]
Policyholder benefits										56,374		59,470
Amortization of deferred policy acquisition costs										14,599		13,267
Other expense										4,960		6,470
Total benefits and expenses										75,933		79,207
Pre tax income from discontinued operations										44,482		28,117
Income tax										(14,698)		(9,216)
Income from discontinued operations										$ 29,784		$ 18,901

[1]	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.